Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2018
Detailed Information About Property, Plant and Equipment

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2017	Ps. 758,446,110	23,269,116	460,145,428	1,318,822,917	62,743,033	322,704,205	50,746,687	19,442,845	207,414,148	44,571,618	—	491,506	3,268,797,613
Acquisitions	10,018,030	418,283	7,054,793	14,937,882	802,300	7,811,374	1,183,679	284,445	51,410,469	58,563	—	—	93,979,818
Reclassifications	3,146,955	—	(53,349)	—	98,245	(10,199,213)	(96,899)	(75,674)	(812,943)	(560)	—	4,072,464	(3,920,974)
Capitalization	43,033,864	—	21,357,074	36,564,811	1,265,246	8,677,765	30,879	3,746,395	(114,700,828)	29,248	—	(4,454)	—
Impairment	(48,020,616)	—	2,226,771	(83,236,991)	—	(15,564,190)	—	—	(6,849,534)	—	—	—	(151,444,560)
Disposals	(10,598,983)	(244,283)	(8,862,541)	(19,340,709)	(208,353)	—	(806,694)	(226,375)	(6,724,930)	(112,170)	—	(4,440,864)	(51,565,902)

Balances as of December 31, 2017	Ps. 756,025,360	23,443,116	481,868,176	1,267,747,910	64,700,471	313,429,941	51,057,652	23,171,636	129,736,382	44,546,699	—	118,652	3,155,845,995

Acquisitions	4,297,491	305,607	482,014	9,621,436	167,620	2,074,119	283,073	107,284	17,214,414	292,678	(106)	—	34,845,630
Reclassifications	1,335,376	—	(1,969,381)	—	(12,140)	(4,039,499)	(44,167)	20,915	600,671	12,119	2,707,617	(870)	(1,389,359)
Capitalization	272,222	—	1,140,129	7,538,411	99,766	—	—	206,896	(9,257,424)	—	—	—	—
Impairment	6,886,753	—	(1,481,865)	30,832,289	(835,859)	7,310,570	—	—	(351,436)	—	—	—	42,360,452
Disposals	(3,242,791)	(897,685)	(426,983)	(8,297,844)	(242,061)	—	(407,078)	(801,084)	(258,407)	(310,546)	(2,707,511)	—	(17,591,990)

Balances as of June 30, 2018	Ps. 765,574,411	22,851,038	479,612,090	1,307,442,202	63,877,797	318,775,131	50,889,480	22,705,647	137,684,200	44,540,950	—	117,782	3,214,070,728

Accumulated depreciation and amortization
Balances as of January 1, 2017	Ps. (360,016,979)	(2,942,575)	(152,365,227)	(850,536,754)	(39,124,631)	(153,161,770)	(36,990,666)	(5,916,763)	—	—	—	—	(1,601,055,365)
Depreciation and amortization	(45,709,123)	(2,198,867)	(15,095,115)	(74,673,473)	(1,906,164)	(13,192,369)	(2,890,563)	(1,038,839)	—	—	—	—	(156,704,513)
Reclassifications	2,799,244	—	(72,841)	—	(69,236)	1,146,904	102,375	14,532	—	—	—	—	3,920,978
Disposals	8,902,711	127,458	7,573,769	16,810,591	59,022	—	805,916	222,764	—	—	—	—	34,502,231

Balances as of December 31, 2017	Ps. (394,024,147)	(5,013,984)	(159,959,414)	(908,399,636)	(41,041,009)	(165,207,235)	(38,972,938)	(6,718,306)	—	—	—	—	(1,719,336,669)

Depreciation and amortization	(19,911,542)	(1,078,808)	(7,808,357)	(35,229,793)	(933,896)	(6,877,975)	(1,411,430)	(481,914)	—	—	—	—	(73,733,715)
Reclassifications	(244,470)	—	224,869	—	19,614	1,344,469	65,719	(20,842)	—	—	—	—	1,389,359
Disposals	1,588,131	264,028	161,353	5,187,467	90,274	—	367,418	175,451	—	—	—	—	7,834,122

Balances as of June 30, 2018	Ps. (412,592,028)	(5,828,764)	(167,381,549)	(938,441,962)	(41,865,017)	(170,740,741)	(39,951,231)	(7,045,611)	—	—	—	—	(1,783,846,903)

Wells, pipelines, properties, plant and equipment—net as of December 31,2017	Ps. 62,001,213	18,429,132	321,908,762	359,348,274	23,659,462	148,222,706	12,084,714	16,453,330	129,736,382	44,546,699	—	118,651	1,436,509,325

Wells, pipelines, properties, plant and equipment—net as of June 30, 2018	Ps. 352,982,383	17,022,274	312,230,541	369,000,240	22,012,780	148,034,390	10,938,249	15,660,036	137,684,200	44,540,950	—	117,782	1,430,223,825

Depreciation rates	3 to 5%	5%	2 ti 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

a.

As of June 30, 2018 and 2017, the financing costs identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, were Ps.1,033,422 and Ps.1,890,312. respectively.

b.

The combined depreciation of fixed assets and amortization of wells for the periods ended June 30, 2018 and 2017, recognized in operating costs and expenses, was Ps. 73,733,715, and Ps. 73,422,431, respectively, which includes costs related to plugging and abandonment of wells as of June 30, 2018 and 2017 of Ps. 528,541 and Ps. 419,869, respectively.

c.

As of June 30, 2018 and December 31, 2017, provisions relating to future plugging of wells costs amounted to Ps. 73,160,276 and Ps. 68,797,600, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

d.	As of June 30, 2018, PEMEX recognized a reversal of impairment of Ps. 42,360,452. which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

Assumptions to Determine Net Present Value of Reserves Long Lived Assets

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	61.08 USD/bl
Average gas price	4.17 USD/mpc
Average condensates price	36.85 USD/bl
Discount rate	14.72% anual

Pemex industrial transformation [member]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil Price	52.3 U.S. dollars	N.A.	N.A.
Processed volume	1,100 mbd	3,085 mmpcd of sour gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.19.8633 mxp/usd	Ps.19.8633 mxp/usd	Ps.19.8633 mxp/usd
Useful lives of the cash generating units	Average 14 years	Average 8 years	Average 7 years
Discount rate	11.76% anually	10.82% anually	9.33% anually
Period	2019-2034	2019-2029	2019-2024

Fixed assets [member] | Pemex industrial transformation [member]
Summary of Net Impairment and Net Reversal of Impairment

The reversal of impairment was in the following cash generating units:

Minatitlán Refinery	Ps. 10,851,186
Madero Refinery	8,480,880
Salina Cruz Refinery	(11,529,001)

Net reversal of impairment	Ps. 7,803,065

The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of June 30, 2018, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps.41,290,257
Madero Refinery	20,843,922

Ps.62,134,179

PEMEX [member]
Summary of Net Impairment and Net Reversal of Impairment
d.	As of June 30, 2018, PEMEX recognized a reversal of impairment of Ps. 42,360,452. which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	(Impairment)		Reversal of impairment	Reversal of impairment / (Impairment)
Pemex Exploration and Production	Ps.	(1,459,374)	Ps. 38,170,777	Ps. 36,711,403
Pemex Fertilizers		(2,154,016)	—	(2,154,016)
Pemex Industrial Transformation		(11,529,001)	19,332,066	7,803,065

Total	Ps.	(15,142,391)	Ps. 57,502,843	Ps. 42,360,452